Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of lease cost

(a) The following table sets forth the breakdown of leasing expenses：

	For the years ended December 31,
	2023	2024
	RMB	RMB

Lease cost:
Amortization of right-of-use assets	39,311	12,646
Interest of lease liabilities	7,246	1,263
Expenses for short-term leases within 12 months	5,394	3,753
Total lease cost	51,951	17,662

Summary of supplemental cash flow

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2023	2024
	RMB	RMB

Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	43,539	22,908

Summary of weighted-average remaining lease term and discount rate

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2023	2024

Weighted-average remaining lease term
Operating leases	2.71 years	1.71 years
Weighted-average discount rate
Operating leases	4.66%	4.99%

Schedule of Information about movement of right of use assets

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2023 and 2024:

	For the years ended December 31,
	2023	2024
	RMB	RMB

Beginning balance	192,428	38,110
Recognition of additional leasing contract	28,349	20,467
De-recognition of leasing contract	(143,356)	(9,312)
Amortization of right of use assets	(39,311)	(12,646)
Business combination	-	207
Ending balance	38,110	36,826

Schedule of Information about movement of leasing liabilities

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2023 and 2024:

	For the years ended December 31,
	2023	2024
	RMB	RMB

Beginning balance	176,990	35,878
Recognition of additional leasing contract	28,349	20,467
De-recognition of leasing contract	(133,168)	(6,015)
Interest of lease liabilities	7,246	1,263
Leasing payment	(43,539)	(22,908)
Business combination	-	80
Ending balance	35,878	28,765

Summary of maturities of lease liabilities

(f) The following table sets forth the maturities of lease liabilities：

As of
December 31, 2024
RMB

2025	16,777
2026	12,406
2027	1,753
2028	228
2029	-
Total undiscounted lease payments	31,164
Less: Imputed interest	(2,399)
Total lease liabilities	28,765